Accounts Receivable Net - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Provision for doubtful accounts	$ 0.3	$ 0.3